Income Taxes - Provision For Taxes on Income (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 29, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Currently payable:
U.S. taxes				$ 75	$ 8	$ 308
International taxes				318	318	356
Total current taxes				393	326	664
Deferred:
U.S. taxes				205	627	(741)
International taxes				(48)	(59)	(60)
Total deferred	$ 167	$ 20		157	568	(801)
Provision (benefit) for taxes on income	$ 279	$ 84	$ (137)	$ 550	$ 894	$ (137)